Equity (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Metropolitan Life Insurance Company [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	$ 1,350	$ 1,321	$ 1,262
Paid	1,321	631
Securities transferred to the Holding Company	170	399
American Life Insurance Company [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	168	661	511
Paid	661	0
MetLife Insurance Company of Connecticut [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	504	517	659
Paid	517	330
Metropolitan Property and Casualty Insurance Company [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	0	0	0
Paid	30	260
Metropolitan Tower Life Insurance Company [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	82	80	93
Paid	80	569
In-kind dividend		475
MetLife Investors Insurance Company [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	18	0	0
Paid	0	0
Delaware American Life Insurance Company [Member]
Disclosure of Dividends [Line Items]
Permitted w/o Approval	12	0	0
Paid	$ 0	$ 0